CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Private Placement for Institutional Investor	Follow-On Public Offering	Registered Direct Offering	Exercise of Warrant	Share capital	Share capital Private Placement for Institutional Investor	Share capital Follow-On Public Offering	Share capital Registered Direct Offering	Share capital Exercise of Warrant	Share premium [1]	Share premium Private Placement for Institutional Investor [1]	Share premium Follow-On Public Offering	[1]	Share premium Registered Direct Offering	[1]	Share premium Exercise of Warrant	[1]	Share-based compensation reserves [1]	Foreign currency translation reserve [1]	Retained accumulated losses [1]
Beginning balance at Dec. 31, 2021	$ 765,944					$ 31					$ 1,261,454								$ 19,702	$ 4,864	$ (520,107)
Statement of Changes in Equity [Roll Forward]
Loss for the year	(446,349)																				(446,349)
Other comprehensive loss:
Exchange differences on translation of foreign operations	9,807																			9,807
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(436,542)																			9,807	(446,349)
Issuance of ordinary shares		$ 0	$ 377,643				$ 0	$ 2				$ 0	$ 377,641
Exercise of share options	2,929										4,070								(1,141)
Reclassification of vested restricted share units	0										13,850								(13,850)
Equity-settled share-based compensation expense	34,338																		34,338
Ending balance at Dec. 31, 2022	744,312					33					1,657,015								39,049	14,671	(966,456)
Other comprehensive loss:
Reserves	744,000
Loss for the year	(518,254)																				(518,254)
Exchange differences on translation of foreign operations	29,633																			29,633
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(488,621)																			29,633	(518,254)
Issuance of ordinary shares		$ 234,410		$ 349,278	$ 352,491		$ 1		$ 1	$ 1		$ 234,409			$ 349,277		$ 352,490
Exercise of share options	11,821										18,051								(6,230)
Reclassification of vested restricted share units	0										25,878								(25,878)
Equity-settled share-based compensation expense	47,680																		47,680
Ending balance at Dec. 31, 2023	1,251,371					36					2,637,120								54,621	44,304	(1,484,710)
Other comprehensive loss:
Reserves	1,251,335
Loss for the year	(177,026)																				(177,026)
Exchange differences on translation of foreign operations	(112,462)																			(112,462)
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(289,488)																			(112,462)	(177,026)
Exercise of share options	9,721										14,950								(5,229)
Reclassification of vested restricted share units	1					1					43,906								(43,906)
Equity-settled share-based compensation expense	68,941																		68,941
Ending balance at Dec. 31, 2024	1,040,546					$ 37					$ 2,695,976								$ 74,427	$ (68,158)	$ (1,661,736)
Other comprehensive loss:
Reserves	$ 1,040,509

[1]	These reserve accounts comprise the consolidated reserves of $1,041 million, $1,251 million and $744 million in the consolidated statements of financial position as at December 31, 2024, 2023 and 2022, respectively